RIGHT OF USE ASSETS	6 Months Ended
Jun. 30, 2024
Right Of Use Assets
RIGHT OF USE ASSETS

7.	RIGHT OF USE ASSETS

The reconciliation of the carrying amounts of the items comprising “Right of use assets” at the beginning and end of the reporting period:

			-	-
Cost	Balance at 12/31/2023	Additions	Derecognitions	Balance at 06/30/2024
Right of use assets	-	504	-	504
Total	-	504	-	504
Accumulated depreciation (Note 14)
			-	-
Right of use assets	-	(27)	-	(27)
Total	-	(27)	-	(27)
Carrying amount	-	477	-	477

Additions in June 2024 mainly correspond to certain investments related to lease contracts recognized as right-of-use assets pursuant to IFRS 16.